EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss):
Income (loss) from continuing operations	$ (75,053)	$ 41,004	$ (61,195)
Income (loss) on discontinued operations, net of income taxes			(2,960)
Net income (loss)	(75,053)	41,004	(64,155)
Add: net loss attributable to noncontrolling interest	27	252
Net income (loss) attributable to Renren Inc. shareholders before allocation to participating securities	(75,026)	41,256	(64,155)
Net income (loss) allocated for computing net income (loss) per ordinary shares
continuing operations	(75,053)	41,004	(73,419)
discontinued operations			(2,960)
Less: Comprehensive loss attributable to noncontrolling interest	27	252
Net loss attributable to Renren Inc. shareholders	(75,026)	41,256	(76,379)
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,151,659,545	850,670,583	244,613,530
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method		50,669,798
Weighted average ordinary shares outstanding used in computing diluted earnings per share		50,669,798
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted (iii)	1,151,659,545	901,340,381	244,613,530
Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) from continuing operations (in dollars per share)	$ (0.07)	$ 0.05	$ (0.30)
Loss on discontinued operations (in dollars per share)			$ (0.01)
Basic (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) from continuing operations (in dollars per share)	$ (0.07)	$ 0.05	$ (0.30)
Income (loss) on discontinued operations			$ (0.01)
Diluted (in dollars per share)	$ (0.07)	$ 0.05	$ (0.31)
Series A preferred share
Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of preferred share (ii)			(6,800)
Net income attributable to preferred share holder for computing basic net income per ordinary share			(6,800)
Series B preferred share
Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of preferred share (ii)			(5,424)
Net income attributable to preferred share holder for computing basic net income per ordinary share			$ (5,424)